CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Cash flows from operating activities:
Net loss	$ (9,687)	$ (17,258)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	741	2,061
Fair value of modification of warrants	308	874
Depreciation expense	61	62
Amortization of note discount	13
Change in fair value of warrant and stock liabilities	(291)	(28)
Impairment loss on property and equipment	78
Other non-cash expense		3
Changes in assets and liabilities:
Prepaid expenses and other assets	63	(32)
Accounts payable	(799)	(13)
Accrued expenses and other liabilities	(594)	(661)
Net cash used in operating activities	(10,107)	(14,992)
Cash flows from investing activities:
Purchases of property and equipment	(30)	(43)
Net cash used in investing activities	(30)	(43)
Cash flows from financing activities:
Proceeds from the issuance of common stock, net of issuance costs	7,200
Proceeds from exercises of common stock warrants		10,546
Proceeds from exercises of stock options	4	1
Payments on financing lease obligation	(34)	(19)
Proceeds from issuance of note payable	625
Net cash provided by financing activities	7,795	10,528
Net decrease in cash and cash equivalents	(2,342)	(4,507)
Cash and cash equivalents as of beginning of year	3,069	7,576
Cash and cash equivalents as of end of year	727	3,069
Non-cash investing activities:
Property and equipment acquired through finance lease	54	61
Non-cash financing activities:
Issuance of warrants in connection with note payable	460
Fair value of common stock liability reclassed to accrued expenses and other	663
Supplemental disclosures:
Income taxes paid	$ 2	$ 2